Right-of-Use Asset/Lease Liability (Tables)	6 Months Ended
Dec. 31, 2024
Right-of-Use Asset/Lease Liability [Abstract]
Schedule of Right-of-Use Asset and Lease Liability

Office space

	December 31, 2024	June 30, 2024
	RM	RM
Right-of-use asset
Cost

As of July 1, 2023, June 30, 2024 and December 31, 2024	503,272	503,272

Accumulated depreciation

As of July 1	(368,318)	(243,746)
Charge for the period/year	(62,286)	(124,572)
As of December 31/ June 30	(430,604)	(368,318)

Net carrying amount	72,668	134,954

	December 31, 2024	June 30, 2024
	RM	RM

Lease liability

As of 1 July	138,899	260,592
Interest charged	2,828	10,307
	141,727	270,899
Payment of:
- principal	(63,172)	(121,693)
- interest	(2,828)	(10,307)
	(66,000)	(132,000)

Net carrying amount	75,727	138,899

At the end of the period/year

Represented by:
Lease liability - current	75,727	127,945
Lease liability - non-current	-	10,954
	75,727	138,899
For the purpose of the statements of cash flows, the reconciliation of liability arising from financing activities as follows:
	December 31, 2024	June 30, 2024
	RM	RM

As of July 1	138,899	260,592

Cash flows	(66,000)	(132,000)

Interest expense of lease liability	2,828	10,307

As of December 31/June 30	75,727	138,899

Schedule of Amounts Recognized in Profit or Loss	The following are the amounts recognized in profit or loss:
	December 31, 2024	December 31, 2023
	RM	RM
Administrative expenses:
- depreciation of right of use asset	62,286	62,286
- expense relating to short-term leases	732,659	55,222
- expense relating to leases of low-value assets	2,650	3,445

Finance costs:
- interest expense on lease liability	2,828	5,916

Schedule of Maturity Profile of the Lease Liability	The table below summarizes the maturity profile of the lease liability as at the end of the reporting period based on contractual undiscounted repayment obligations as follows:
	Weighted average incremental borrowing rate	Within one year	One to five years	Total
	%	RM	RM	RM
December 31, 2024

Lease liability	5.02	77,000	-	77,000

June 30, 2024

Lease liability	3.88-5.02	132,000	11,000	143,000